Consolidated statements of changes in shareholders equity - ARS ($) $ in Millions		Total	Subscribed capital [member]	Adjustment to contributions [member]	Treasury shares [Member]	Adjustment to treasury shares [member]	Share-based benefit plans [member]	Acquisition cost of treasury shares [member]	Share trading premium [member]	Issuance premiums [member]	Shareholders' contribution [member]	Legal reserve [member]	Future dividends [member]	Investments [member]	Purchase of treasury shares [member]	Initial IFRS adjustment [member]	Other comprehensive income [member]		Retained earnings [member]	Equity attributable to Shareholders of the parent company [member]	Equity attributable to Non-controlling interests [member]
Balance at the beginning of the fiscal year modified at Dec. 31, 2015		$ 120,461	$ 3,922	$ 6,083	$ 11	$ 18	$ 67	$ (277)	$ (115)	$ 640	$ 10,349	$ 2,007	$ 5	$ 21,264	$ 440	$ 3,648	$ 78,115		$ 4,585	$ 120,413	$ 48
Accrual of share-based benefit plans	[1]	153	0	0	0	0	153	0	0	0	153	0	0	0	0	0	0		0	153	0
Repurchase of treasury shares		(50)	(2)	(3)	2	3	0	(50)	0	0	(50)	0	0	0	0	0	0		0	(50)	0
Settlement of share-based benefit plans	[2]	(49)	3	5	(3)	(5)	(159)	175	(65)	0	(49)	0	0	0	0	0	0		0	(49)	0
As decided by the Shareholders' Meeting on April 27, 2018 for December 31, 2018, April 28, 2017 for December 31, 2017 and April 29, 2016 for December 31, 2016		0	0	0	0	0	0	0	0	0	0	0	889	3,640	50	0	0		(4,579)	0	0
As decided by the Board of Directors on December 12, 2018 for December 31, 2018, June 8, 2017, July 9, 2017, December 14, 2017 for December 31, 2017 and June 9, 2016 for December 31, 2016		(889)	0	0	0	0	0	0	0	0	0	0	(889)	0	0	0	0		0	(889)	0
Other comprehensive income		27,414	0	0	0	0	0	0	0	0	0	0	0	0	0	0	27,414		0	27,414	0
Net profit (loss)		(28,379)	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0		(28,237)	(28,237)	(142)
Balance at the end of the fiscal year at Dec. 31, 2016		118,661	3,923	6,085	10	16	61	(152)	(180)	640	10,403	2,007	5	24,904	490	3,648	105,529	[3]	(28,231)	118,755	(94)
Accrual of share-based benefit plans	[1]	162	0	0	0	0	162	0	0	0	162	0	0	0	0	0	0		0	162	0
Repurchase of treasury shares		(100)	(3)	(4)	3	4	0	(100)	0	0	(100)	0	0	0	0	0	0		0	(100)	0
Settlement of share-based benefit plans	[2]	(63)	4	4	(4)	(4)	(187)	161	(37)	0	(63)	0	0	0	0	0	0		0	(63)	0
As decided by the Shareholders' Meeting on April 27, 2018 for December 31, 2018, April 28, 2017 for December 31, 2017 and April 29, 2016 for December 31, 2016		0	0	0	0	0	0	0	0	0	0	0	711	(24,904)	(390)	(3,648)	0		28,231	0	0
As decided by the Board of Directors on December 12, 2018 for December 31, 2018, June 8, 2017, July 9, 2017, December 14, 2017 for December 31, 2017 and June 9, 2016 for December 31, 2016		(716)	0	0	0	0	0	0	0	0	0	0	(716)	0	0	0	0		0	(716)	0
Other comprehensive income		21,917	0	0	0	0	0	0	0	0	0	0	0	0	0	0	21,917		0	21,917	0
Net profit (loss)		12,672	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0		12,340	12,340	332
Balance at the end of the fiscal year (Previously stated [member]) at Dec. 31, 2017		152,533	3,924	6,085	9	16	36	(91)	(217)	640	10,402	2,007			100		127,446		12,340	152,295	238
Balance at the end of the fiscal year at Dec. 31, 2017		152,533	3,924	6,085	9	16	36	(91)	(217)	640	10,402	2,007	0	0	100	$ 0	127,446	[4]	12,042	151,997	238
Modification to the balance at the beginning of the fiscal year	[5]	(298)	0	0	0	0	0	0	0	0	0								(298)	(298)
Accrual of share-based benefit plans	[1]	308	0	0	0	0	308	0	0	0	308									308
Repurchase of treasury shares		(120)	(3)	(4)	3	4	0	(120)	0	0	(120)									(120)
Settlement of share-based benefit plans	[2]	(72)	2	3	(2)	(3)	(229)	222	(65)	0	(72)									(72)
As decided by the Shareholders' Meeting on April 27, 2018 for December 31, 2018, April 28, 2017 for December 31, 2017 and April 29, 2016 for December 31, 2016	[6]		0	0	0	0	0	0	0	0	0		1,200	11,020	120				(12,340)
As decided by the Board of Directors on December 12, 2018 for December 31, 2018, June 8, 2017, July 9, 2017, December 14, 2017 for December 31, 2017 and June 9, 2016 for December 31, 2016	[6]	(1,200)	0	0	0	0	0	0	0	0	0		$ (1,200)							(1,200)
Other comprehensive income		172,600	0	0	0	0	0	0	0	0	0						169,674			169,674	2,926
Net profit (loss)		38,606	0	0	0	0	0	0	0	0	0								38,613	38,613	(7)
Balance at the end of the fiscal year at Dec. 31, 2018		$ 362,357	$ 3,923	$ 6,084	$ 10	$ 17	$ 115	$ 11	$ (282)	$ 640	$ 10,518	$ 2,007		$ 11,020	$ 220		$ 297,120	[7]	$ 38,315	$ 359,200	$ 3,157

[1]	See Note 32.
[2]	Net of employees' income tax withholdings related to the share-based benefit plans.
[3]	Includes 109,334 corresponding to the effect of the translation of the financial statements of YPF and (3,805) corresponding to the effect of the translation of the financial statements of investments in subsidiaries, associates and joint ventures with functional currencies other than the U.S. dollar, as detailed in Note 2.b.1.
[4]	Includes 132,391 corresponding to the effect of the translation of the financial statements of YPF S.A. and (4,945) corresponding to the effect of the translation of the financial statements of investments in subsidiaries, associates and joint ventures with functional currencies other than the U.S. dollar, as detailed in Note 2.b.1.
[5]	Corresponds to the change in the accounting policy described in Note 2.b.
[6]	See Note 25.
[7]	Includes 307,720 corresponding to the effect of the translation of the financial statements of YPF, (21,680) corresponding to the effect of the translation of the financial statements of investments in subsidiaries, associates and joint ventures with functional currencies other than the U.S. dollar and 11,080 corresponding to the recognition of the result for the net monetary position of subsidiaries, associates and joint ventures with the Peso as functional currency, as detailed in Note 2.b.1.